Financial Instruments (Schedule of Reconciliation Financial Instruments Carried at Fair Value) (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	€ 1,418
Balance as at Ending
Income receivable in connection with the A.R.Z. Electricity PSP [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	1,418
Total income recognized in profit or loss	1,418
Balance as at Ending
Dori Energy Loan [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	10,595
Total income recognized in profit or loss	758
Repayment	(2,378)
Foreign Currency translation adjustments	(230)
Balance as at Ending	8,745
Financial power swap [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	4,967
Total income recognized in profit or loss	5,271
Balance as at Ending	€ 10,238